VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.10

Exception Summary (Loan Grades)

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Damaged Interior - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Total Comment Grade (3) Exceptions:	1	0	0	0	0	1